Share-based Compensation - Hutchmed Share Option Scheme (Details) - Hutchmed Share Option Scheme	12 Months Ended
Dec. 31, 2023 shares
Share-based Compensation
Aggregate number of shares issuable	42,161,098
Number of shares authorized but unissued	628,743,730
Maximum
Share-based Compensation
Expiry period	10 years
Four-year awards
Share-based Compensation
Vesting period	4 years
Vesting percentage upon first anniversary	25.00%
Annual vesting percentage after the first anniversary	25.00%